DETAILS OF CASH FROM OPERATING ACTIVITIES (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Items not involving current cash flows
Straight-line rent adjustment	1,526	1,353	1,093
Stock-based compensation expense	1,616	1,994	3,459
Depreciation and amortization	42,773	42,701	42,413
Future income taxes	(5,127)	(3,527)	10,654
Foreign exchange forward contracts	359		(10)
Amortization of issuance costs and accretion of discount of Debentures	353	353	353
Amortization of deferred financing costs	188
Foreign exchange on note receivable	174	(409)
Write-down of long-lived assets		19,473
Purchase price consideration adjustment			(20,439)
Impairment recovery related to loans receivable from MEC			(10,037)
Other	480	94	(163)
Items not involving current cash flows	42,342	62,032	27,323
Changes in non-cash working capital balances
Accounts receivable	2,945	(3,912)	(1,067)
Prepaid expenses and other	(100)	5,673	(5,601)
Accounts payable and accrued liabilities	6,515	(9,530)	(5,601)
Income taxes	(8,926)	(5,347)	13,984
Deferred revenue	3,055	4,819	(2,583)
Restricted cash	(522)
Loans receivable from MEC, net			(615)
Changes in non-cash working capital balances	2,967	(8,297)	(1,483)